Recoverable taxes (Details) R$ in Millions	Dec. 31, 2022 BRL (R$)
Recoverable taxes (Details) [Line Items]
Credits recorded in the amount	R$ 109
Net revenue	175
Monetary amount	41
STF [Member]
Recoverable taxes (Details) [Line Items]
Net revenue	R$ 216